Shareholder Report, Line Graph (Details) - USD ($)	4 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000142756
Account Value [Line Items]
Line Graph and Table Measure Name	LSV U.S. Managed Volatility Fund, Institutional Class Shares
C000142757
Account Value [Line Items]
Line Graph and Table Measure Name	LSV U.S. Managed Volatility Fund, Investor Class Shares
S&P 500 Index (Gross) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (Gross) (TR)
Account Value	$ 100,000	$ 339,505	$ 245,988	$ 223,335	$ 261,550	$ 183,012	$ 166,814	$ 145,911	$ 135,925	$ 109,943	$ 105,200
S&P 500 Index (Gross) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (Gross) (TR)
Account Value	$ 10,000	$ 33,950	$ 24,599	$ 22,334	$ 26,155	$ 18,301	$ 16,681	$ 14,591	$ 13,593	$ 10,994	$ 10,520